Derivatives and Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Fair Value Measurements

NOTE 9: DERIVATIVES AND FAIR VALUE MEASUREMENTS

Derivatives

The Company is exposed to certain risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency risk, and commodity price risk.

Interest rate swaps are entered into to manage interest rate risk associated with the Company’s floating-rate borrowings. We use foreign currency exchange contracts to hedge our Canadian subsidiaries’ variability in cash flows from the forecasted payment of currencies other than the functional currency. From time to time, we may enter into fixed price sales contracts with our customers for certain of our inventory components. We may enter into metal commodity futures and options contracts periodically to reduce volatility in the price of metals. We may also enter into natural gas price swaps to manage the price risk of forecasted purchases of natural gas. The Company currently does not account for its derivative contracts as hedges but rather marks them to market with a corresponding offset to current earnings. The Company regularly reviews the creditworthiness of its derivative counterparties and does not expect to incur a significant loss from the failure of any counterparties to perform under any agreements.

The following table summarizes the location and fair value amount of our derivative instruments reported in our consolidated balance sheet as of March 31, 2013 and December 31, 2012:

	Asset Derivatives				Liability Derivatives
	March 31, 2013		December 31, 2012		March 31, 2013		December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In millions)
Derivatives not designated as hedging instruments under ASC 815
Commodity contracts	Prepaid expenses and other current assets	$0.1	Prepaid expenses and other current assets	$0.2	Other accrued liabilities	$0.2	Other accrued liabilities	—

Total derivatives		$0.1		$0.2		$0.2		$—

As of March 31, 2013 and December 31, 2012, the Company’s foreign currency exchange contracts had a U.S. dollar notional amount of $1.4 million and $0.7 million, respectively. As of March 31, 2013 and December 31, 2012, the Company had 132 tons and 182 tons, respectively, of nickel futures or option contracts related to forecasted purchases. The Company had 5,000 tons and 1,300 tons of hot roll steel coil option contracts related to forecasted purchases as of March 31, 2013 and December 31, 2012, respectively. The Company has aluminum price swaps related to forecasted purchases, which had a notional amount of 60 tons and 80 tons as of March 31, 2013 and December 31, 2012, respectively.

The following table summarizes the location and amount of gains and losses reported in our Consolidated Statements of Comprehensive Income for the three months ended March 31, 2013 and 2012:

		Three Months Ended March 31,
Derivatives not designated as hedging instruments under ASC 815	Location of Gain/(Loss) Recognized in Income on Derivatives	2013	2012
Metal commodity contracts	Cost of materials sold	$(0.3)	$0.1

Fair Value Measurements

To increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

1.	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the reporting date.

2.	Level 2 – inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

3.	Level 3 – unobservable inputs, such as internally-developed pricing models for the asset or liability due to little or no market activity for the asset or liability.

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	At March 31, 2013
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$27.9	$—	$—

Prepaid and other current assets:
Common stock—available-for-sale investment	$24.5	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.1	$—

Liabilities
Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$28.3	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$20.7	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The fair value of each derivative contract is determined using Level 2 inputs and the market approach valuation technique, as described in ASC 820. The Company has various commodity derivatives to lock in nickel prices for varying time periods. The fair value of these derivatives is determined based on the spot price each individual contract was purchased at and compared with the one-month daily average actual spot price on the London Metals Exchange for nickel on the valuation date. The Company also has commodity derivatives to lock in hot roll coil and aluminum prices for varying time periods. The fair value of these derivatives is determined based on the spot price each individual contract was purchased at and compared with the one-month daily average actual spot price on the New York Mercantile Exchange for the commodity on the valuation date. In addition, the Company has numerous foreign exchange contracts to hedge our Canadian subsidiaries’ variability in cash flows from the forecasted payment of currencies other than the functional currency, the Canadian dollar. The Company defines the fair value of foreign exchange contracts as the amount of the difference between the contracted and current market value at the end of the period. The Company estimates the current market value of foreign exchange contracts by obtaining month-end market quotes of foreign exchange rates and forward rates for contracts with similar terms. The Company uses the exchange rates provided by Reuters. Each contract term varies in the number of months, but on average is between 3 to 12 months in length.

The carrying and estimated fair values of the Company’s financial instruments at March 31, 2013 and December 31, 2012 were as follows:

	At March 31, 2013		At December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Cash and cash equivalents	$74.0	$74.0	$70.8	$70.8
Restricted cash	4.0	4.0	3.9	3.9
Receivables less provision for allowances, claims and doubtful accounts	436.1	436.1	396.7	396.7
Accounts payable	270.3	270.3	196.2	196.2
Long-term debt, including current portion	1,264.2	1,331.7	1,305.4	1,296.4

The estimated fair value of the Company’s cash and cash equivalents, receivables less provision for allowances, claims and doubtful accounts and accounts payable approximate their carrying amounts due to the short-term nature of these financial instruments. The estimated fair value of the Company’s long-term debt and the current portions thereof is determined by using quoted market prices of Company debt securities (Level 2 inputs).

Assets Held for Sale

The Company had $5.1 million and $3.6 million of assets held for sale, classified within other current assets, as of March 31, 2013 and December 31, 2012, respectively. The Company recorded $0.9 million of impairment charges in the three months ended March 31, 2013, related to certain assets held for sale in order to recognize the assets at their fair value less cost to sell in accordance with ASC 360-10-35-43, “Property, Plant and Equipment – Other Presentation Matters.” The fair values less costs to sell of long-lived assets held for sale are assessed each reporting period that they remain classified as held for sale. Any increase or decrease in the held for sale long-lived asset’s fair value less cost to sell is reported as an adjustment to its carrying amount, except that the adjusted carrying amount cannot exceed the carrying amount of the long-lived asset at the time it was initially classified as held for sale. The fair values of each property were determined based on appraisals obtained from a third-party, pending sales contracts, or recent listing agreements with third-party brokerage firms.

The following table presents those assets that were measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy at March 31, 2013:

	At March 31, 2013
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets—assets held for sale	$—	$5.1	$—

The following table presents those assets that were measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy at December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets—assets held for sale	$—	$3.6	$—

Available-For-Sale Investments

The Company has classified investments made during 2010 and 2012 as available-for-sale at the time of their purchase. Investments classified as available-for-sale are recorded at fair value with the related unrealized gains and losses included in accumulated other comprehensive income. Management evaluates investments in an unrealized loss position on whether an other-than-temporary impairment has occurred on a periodic basis. Factors considered by management in assessing whether an other-than-temporary impairment has occurred include: the nature of the investment; whether the decline in fair value is attributable to specific adverse conditions affecting the investment; the financial condition of the investee; the severity and the duration of the impairment; and whether we intend to sell the investment or will be required to sell the investment before recovery of its amortized cost basis. When it is determined that an other-than-temporary impairment has occurred, the investment is written down to its fair market value at the end of the period in which it is determined that an other-than-temporary decline has occurred. As of March 31, 2013, the investment was in a gross unrealized gain position. Realized gains and losses are recorded within the statement of operations upon sale of the security and are based on specific identification.

The Company’s available-for-sale securities as of March 31, 2013 can be summarized as follows:

	At March 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$7.1	$—	$24.5

The Company’s available-for-sale securities as of December 31, 2012 can be summarized as follows:

	At December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$3.3	$—	$20.7

There is no maturity date for these investments and there have been no sales during the three months ended March 31, 2013.

Note 16: Derivatives and Fair Value Measurements

Derivatives

The Company is exposed to certain risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency risk, and commodity price risk. Interest rate swaps are entered into to manage interest rate risk associated with the Company’s floating-rate borrowings. We use foreign currency exchange contracts to hedge our Canadian subsidiaries’ variability in cash flows from the forecasted payment of currencies other than the functional currency. From time to time, we may enter into fixed price sales contracts with our customers for certain of our inventory components. We may enter into metal commodity futures and options contracts periodically to reduce volatility in the price of metals. We may also enter into natural gas price swaps to manage the price risk of forecasted purchases of natural gas. The Company currently does not account for its derivative contracts as hedges but rather marks them to market with a corresponding offset to current earnings. The Company regularly reviews the creditworthiness of its derivative counterparties and does not expect to incur a significant loss from the failure of any counterparties to perform under any agreements.

The following table summarizes the location and fair value amount of our derivative instruments reported in our consolidated balance sheet as of December 31, 2012 and 2011:

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In millions)
Derivatives not designated as hedging instruments under ASC 815
Foreign exchange contracts	—	—	—	—	Other accrued liabilities	—	Other accrued liabilities	$0.1
Commodity contracts	Prepaid expenses and other current assets	$0.2	Prepaid expenses and other current assets	$0.1	Other accrued liabilities	—	Other accrued liabilities	1.0

Total derivatives		$0.2		$0.1		$—		$1.1

As of December 31, 2012 and 2011, the Company’s foreign currency exchange contracts had a U.S. dollar notional amount of $0.7 million and $4.9 million, respectively. As of December 31, 2012 and 2011, the Company had 182 tons and 276 tons, respectively, of nickel futures or option contracts related to forecasted purchases. As of December 31, 2012 and 2011, the Company had 1,300 tons and 5,780 tons, respectively, of hot roll steel coil option contracts related to forecasted purchases. The Company has aluminum price swaps related to forecasted purchases, which had a notional amount of 80 tons and 1,210 tons as of December 31, 2012 and 2011, respectively.

The following table summarizes the location and amount of gains and losses reported in our consolidated statement of operations for the years ended December 31, 2012, 2011 and 2010:

		Amount of Gain/ (Loss) Recognized in Income on Derivatives
		Year Ended December 31,
Derivatives not designated as hedging instruments under ASC 815	Location of Gain/(Loss) Recognized in Income on Derivative	2012	2011	2010
		(In millions)
Interest rate contracts	Interest and other expense on debt	$—	$—	$(1.1)
Foreign exchange contracts	Other income and (expense), net	0.1	0.2	(0.3)
Commodity contracts	Cost of materials sold	1.3	(1.9)	(0.3)
Natural gas commodity contracts	Warehousing, delivery, selling, general and administrative	—	(0.1)	(0.1)

Total		$1.4	$(1.8)	$(1.8)

Fair Value Measurements

As required by ASC 820-10-65-1, the Company adopted the nonrecurring fair value measurement disclosures for nonfinancial assets and liabilities. To increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

1.	Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the reporting date.

2.	Level 2—inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

3.	Level 3—unobservable inputs, such as internally-developed pricing models for the asset or liability due to little or no market activity for the asset or liability.

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$28.3	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$20.7	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2011:

	At December 31, 2011
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	13.1	—	—
Money market mutual fund	2.8	—	—

Total cash equivalents	$15.9	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$10.4	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.1	$—

Liabilities
Mark-to-market derivatives:
Foreign exchange contracts	—	0.1	—
Commodity contracts	—	1.0	—

Total liability derivatives	$—	$1.1	$—

The fair value of each derivative contract is determined using Level 2 inputs and the market approach valuation technique, as described in ASC 820. The Company has various commodity derivatives to lock in nickel prices for varying time periods. The fair value of these derivatives is determined based on the spot price each individual contract was purchased at and compared with the one-month daily average actual spot price on the London Metals Exchange for nickel on the valuation date. The Company also has commodity derivatives to lock in hot roll coil and aluminum prices for varying time periods. The fair value of these derivatives is determined based on the spot price each individual contract was purchased at and compared with the one-month daily average actual spot price on the New York Mercantile Exchange for the commodity on the valuation date. In addition, the Company has numerous foreign exchange contracts to hedge our Canadian subsidiaries’ variability in cash flows from the forecasted payment of currencies other than the functional currency, the Canadian dollar. The Company defines the fair value of foreign exchange contracts as the amount of the difference between the contracted and current market value at the end of the period. The Company estimates the current market value of foreign exchange contracts by obtaining month-end market quotes of foreign exchange rates and forward rates for contracts with similar terms. The Company uses the exchange rates provided by Reuters. Each contract term varies in the number of months, but on average is between 3 to 12 months in length.

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets – assets held for sale (Note 5)	$—	$3.6	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy as of December 31, 2011:

	At December 31, 2011
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets – assets held for sale (Note 5)	$—	$10.0	$—

The carrying and estimated fair values of the Company’s financial instruments at December 31, 2012 and 2011 were as follows:

	At December 31, 2012		At December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Cash and cash equivalents	$70.8	$70.8	$61.3	$61.3
Restricted cash	3.9	3.9	5.3	5.3
Receivables less provision for allowances, claims and doubtful accounts	396.7	396.7	515.8	515.8
Accounts payable	196.2	196.2	245.0	245.0
Long-term debt, including current portion	1,305.4	1,296.4	1,023.6	1,020.0

The estimated fair value of the Company’s cash and cash equivalents, receivables less provision for allowances, claims and doubtful accounts and accounts payable approximate their carrying amounts due to the short-term nature of these financial instruments. The estimated fair value of the Company’s long-term debt and the current portions thereof is determined by using quoted market prices of Company debt securities (Level 2 inputs).

Available-For-Sale Investments

The Company has classified investments made during 2010 and 2012 as available-for-sale at the time of their purchase. Investments classified as available-for-sale are recorded at fair value with the related unrealized gains and losses included in accumulated other comprehensive income. Management evaluates investments in an unrealized loss position on whether an other-than-temporary impairment has occurred on a periodic basis. Factors considered by management in assessing whether an other-than-temporary impairment has occurred include: the nature of the investment; whether the decline in fair value is attributable to specific adverse conditions affecting the investment; the financial condition of the investee; the severity and the duration of the impairment; and whether we intend to sell the investment or will be required to sell the investment before recovery of its amortized cost basis. When it is determined that an other-than-temporary impairment has occurred, the investment is written down to its market value at the end of the period in which it is determined that an other-than-temporary decline has occurred. As of December 31, 2012, the investment was in a gross unrealized gain position. Realized gains and losses are recorded within the statement of operations upon sale of the security and are based on specific identification.

The Company’s available-for-sale securities as of December 31, 2012 can be summarized as follows:

	At December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$3.3	$—	$20.7

The Company’s available-for-sale security as of December 31, 2011 can be summarized as follows:

	At December 31, 2011
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$14.8	$—	$(4.4)	$10.4

There is no maturity date for this investment and there have been no sales for the years ended December 31, 2012, 2011, and 2010.